Quarterly Holdings Report
for
Fidelity® Capital & Income Fund
July 31, 2022
CAI-NPRT1-0922
1.804853.118
Corporate Bonds - 66.5%
	Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 0.3%
Diversified Financial Services - 0.0%
New Cotai LLC 5% 2/24/27 (b)	3,932	2,045
Energy - 0.3%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	2,495	12,475
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	4,306	19,592
		32,067
TOTAL CONVERTIBLE BONDS		34,112
Nonconvertible Bonds - 66.2%
Aerospace - 3.4%
ATI, Inc.:
4.875% 10/1/29	6,080	5,202
5.125% 10/1/31	5,395	4,428
Bombardier, Inc.:
6% 2/15/28 (d)	6,075	5,242
7.125% 6/15/26 (d)	12,110	11,262
7.5% 3/15/25 (d)	12,259	11,953
7.875% 4/15/27 (d)	26,370	24,366
Kaiser Aluminum Corp. 4.625% 3/1/28 (d)	11,215	9,582
Moog, Inc. 4.25% 12/15/27 (d)	3,455	3,224
Rolls-Royce PLC 5.75% 10/15/27 (d)	10,870	10,264
Spirit Aerosystems, Inc. 7.5% 4/15/25 (d)	15,000	14,941
TransDigm UK Holdings PLC 6.875% 5/15/26	35,725	35,651
TransDigm, Inc.:
4.625% 1/15/29	38,080	34,272
4.875% 5/1/29	25,000	22,369
5.5% 11/15/27	124,228	117,395
6.25% 3/15/26 (d)	17,925	18,011
6.375% 6/15/26	61,985	61,675
7.5% 3/15/27	18,012	18,306
		408,143
Air Transportation - 1.7%
Air Canada 3.875% 8/15/26 (d)	9,105	8,377
Delta Air Lines, Inc. 7% 5/1/25 (d)	2,708	2,829
Delta Air Lines, Inc. / SkyMiles IP Ltd.:
4.5% 10/20/25 (d)	48,285	47,681
4.75% 10/20/28 (d)	39,880	38,959
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (d)	22,205	21,585
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)	34,530	34,875
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (d)	7,779	8,129
United Airlines, Inc.:
4.375% 4/15/26 (d)	30,025	28,824
4.625% 4/15/29 (d)	18,025	16,606
		207,865
Automotive - 0.1%
Ford Motor Credit Co. LLC 3.625% 6/17/31	15,745	13,354
Automotive & Auto Parts - 1.6%
Allison Transmission, Inc. 5.875% 6/1/29 (d)	7,960	7,834
Arko Corp. 5.125% 11/15/29 (d)	9,105	7,649
Dana, Inc.:
4.25% 9/1/30	8,870	7,383
4.5% 2/15/32	9,135	7,634
Exide Technologies:
11% 10/31/24 pay-in-kind (b)(d)(e)(f)	1,760	0
11% 10/31/24 pay-in-kind (b)(d)(e)(f)	891	401
Ford Motor Co. 3.25% 2/12/32	29,640	24,749
Ford Motor Credit Co. LLC:
3.375% 11/13/25	19,245	18,364
4% 11/13/30	42,253	37,348
5.113% 5/3/29	10,330	10,043
LCM Investments Holdings 4.875% 5/1/29 (d)	24,415	20,863
McLaren Finance PLC 7.5% 8/1/26 (d)	8,290	7,118
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)	14,525	12,600
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (d)	5,530	4,438
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 7.1766% 10/15/26 (d)(f)(g)	30,350	27,998
		194,422
Banks & Thrifts - 1.9%
Ally Financial, Inc.:
8% 11/1/31	20,638	22,946
8% 11/1/31	151,039	170,844
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (d)	27,225	25,801
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)	8,740	8,063
		227,654
Broadcasting - 1.4%
Clear Channel Outdoor Holdings, Inc. 7.5% 6/1/29 (d)	12,070	9,716
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)	46,565	10,244
Gray Escrow II, Inc. 5.375% 11/15/31 (d)	18,765	16,560
Lions Gate Capital Holdings LLC 5.5% 4/15/29 (d)	8,990	7,318
Nexstar Broadcasting, Inc.:
4.75% 11/1/28 (d)	22,300	20,795
5.625% 7/15/27 (d)	23,735	23,801
Scripps Escrow II, Inc. 3.875% 1/15/29 (d)	2,820	2,530
Sirius XM Radio, Inc.:
3.125% 9/1/26 (d)	9,100	8,577
3.875% 9/1/31 (d)	12,130	10,553
4% 7/15/28 (d)	23,630	21,952
5% 8/1/27 (d)	14,525	14,405
Townsquare Media, Inc. 6.875% 2/1/26 (d)	5,645	5,175
Univision Communications, Inc.:
4.5% 5/1/29 (d)	12,060	10,896
7.375% 6/30/30 (d)	8,210	8,314
		170,836
Building Materials - 0.6%
Advanced Drain Systems, Inc.:
5% 9/30/27 (d)	2,325	2,279
6.375% 6/15/30 (d)	6,050	6,096
Brundage-Bone Concrete Pumping Holdings, Inc. 6% 2/1/26 (d)	6,555	5,870
CP Atlas Buyer, Inc. 7% 12/1/28 (d)	5,480	4,316
James Hardie International Finance Ltd. 5% 1/15/28 (d)	4,136	3,826
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (d)	4,125	3,491
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (d)	9,050	7,380
SRS Distribution, Inc.:
4.625% 7/1/28 (d)	11,605	10,850
6% 12/1/29 (d)	11,220	9,707
6.125% 7/1/29 (d)	6,380	5,738
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29 (d)	10,525	9,909
		69,462
Cable/Satellite TV - 4.4%
Block Communications, Inc. 4.875% 3/1/28 (d)	7,830	6,871
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)	16,515	14,327
4.5% 8/15/30 (d)	21,660	19,254
4.5% 5/1/32	46,575	40,267
4.75% 3/1/30 (d)	63,365	57,662
4.75% 2/1/32 (d)	26,255	23,186
5% 2/1/28 (d)	91,490	88,288
5.125% 5/1/27 (d)	69,885	68,449
5.375% 6/1/29 (d)	18,080	17,229
5.5% 5/1/26 (d)	8,759	8,823
CSC Holdings LLC:
3.375% 2/15/31 (d)	14,140	11,312
4.5% 11/15/31 (d)	30,110	25,594
5.375% 2/1/28 (d)	23,655	22,472
6.5% 2/1/29 (d)	24,795	24,039
DISH DBS Corp.:
5.25% 12/1/26 (d)	15,220	13,165
5.75% 12/1/28 (d)	15,220	12,347
Dolya Holdco 18 DAC 5% 7/15/28 (d)	6,600	6,029
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)	8,350	7,719
6.5% 9/15/28 (d)	22,260	17,663
VZ Secured Financing BV 5% 1/15/32 (d)	24,310	21,680
Ziggo Bond Co. BV:
5.125% 2/28/30 (d)	6,000	5,115
6% 1/15/27 (d)	11,435	10,978
Ziggo BV 4.875% 1/15/30 (d)	7,990	7,376
		529,845
Capital Goods - 0.1%
ATS Automation Tooling System, Inc. 4.125% 12/15/28 (d)	7,895	6,999
Stevens Holding Co., Inc. 6.125% 10/1/26 (d)	3,245	3,189
		10,188
Chemicals - 1.6%
Compass Minerals International, Inc. 6.75% 12/1/27 (d)	24,600	23,647
Gpd Companies, Inc. 10.125% 4/1/26 (d)	14,980	13,817
Ingevity Corp. 3.875% 11/1/28 (d)	11,105	9,854
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (d)	3,835	3,291
LSB Industries, Inc. 6.25% 10/15/28 (d)	21,105	19,144
Olympus Water U.S. Holding Corp. 4.25% 10/1/28 (d)	12,145	10,275
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (d)	7,820	6,794
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)	14,015	11,724
The Chemours Co. LLC:
5.375% 5/15/27	32,330	30,875
5.75% 11/15/28 (d)	16,765	15,977
Tronox, Inc. 4.625% 3/15/29 (d)	13,295	11,461
Valvoline, Inc. 4.25% 2/15/30 (d)	8,315	7,545
W.R. Grace Holding LLC 5.625% 8/15/29 (d)	28,310	23,894
		188,298
Consumer Products - 1.4%
Angi Group LLC 3.875% 8/15/28 (d)	5,530	4,507
Diamond BC BV 4.625% 10/1/29 (d)	7,285	6,174
Foundation Building Materials, Inc. 6% 3/1/29 (d)	5,845	4,489
Gannett Holdings LLC 6% 11/1/26 (d)	8,785	7,445
HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.75% 1/15/29 (d)	8,760	7,952
Macy's Retail Holdings LLC:
5.875% 3/15/30 (d)	6,235	5,345
6.125% 3/15/32 (d)	6,015	5,058
Michaels Companies, Inc. 5.25% 5/1/28 (d)	14,150	11,780
Millennium Escrow Corp. 6.625% 8/1/26 (d)	12,120	9,509
Nordstrom, Inc.:
4.25% 8/1/31	25,145	20,365
4.375% 4/1/30	3,790	3,180
5% 1/15/44	1,785	1,308
6.95% 3/15/28	550	547
PetSmart, Inc. / PetSmart Finance Corp.:
4.75% 2/15/28 (d)	10,160	9,642
7.75% 2/15/29 (d)	8,880	8,549
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (d)	8,380	6,872
Tempur Sealy International, Inc.:
3.875% 10/15/31 (d)	15,965	12,935
4% 4/15/29 (d)	15,925	13,720
The Scotts Miracle-Gro Co. 4% 4/1/31	11,945	9,855
TKC Holdings, Inc. 6.875% 5/15/28 (d)	13,375	11,680
		160,912
Containers - 0.5%
Crown Cork & Seal, Inc.:
7.375% 12/15/26	4,845	5,231
7.5% 12/15/96	12,871	13,672
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)	6,000	5,046
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)	7,880	7,095
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)	4,230	3,532
LABL, Inc. 5.875% 11/1/28 (d)	14,730	13,460
Trivium Packaging Finance BV 5.5% 8/15/26 (d)	6,930	6,791
		54,827
Diversified Financial Services - 2.3%
Altus Midstream LP 5.875% 6/15/30 (d)	9,060	9,203
Broadstreet Partners, Inc. 5.875% 4/15/29 (d)	15,505	13,264
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (d)	6,915	6,448
Coinbase Global, Inc.:
3.375% 10/1/28 (d)	9,110	5,861
3.625% 10/1/31 (d)	9,110	5,398
Compass Group Diversified Holdings LLC:
5% 1/15/32 (d)	6,090	4,674
5.25% 4/15/29 (d)	17,730	15,647
Hightower Holding LLC 6.75% 4/15/29 (d)	5,945	4,673
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	11,165	10,047
5.25% 5/15/27	41,665	39,998
6.25% 5/15/26	24,085	23,922
6.375% 12/15/25	28,275	28,215
LPL Holdings, Inc. 4% 3/15/29 (d)	17,730	16,489
MSCI, Inc.:
3.25% 8/15/33 (d)	9,110	7,892
4% 11/15/29 (d)	6,385	6,016
OEC Finance Ltd.:
4.375% 10/25/29 pay-in-kind (d)	6,699	174
5.25% 12/27/33 pay-in-kind (d)	6,378	198
OneMain Finance Corp.:
4% 9/15/30	5,610	4,404
5.375% 11/15/29	9,400	7,993
6.625% 1/15/28	7,305	6,849
6.875% 3/15/25	19,480	19,237
7.125% 3/15/26	38,380	37,159
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (d)	3,750	3,520
		277,281
Diversified Media - 0.4%
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29 (d)	6,050	5,689
4.75% 7/15/31 (d)	6,040	5,741
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)	40,645	32,525
		43,955
Energy - 8.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29 (d)	9,060	8,851
5.75% 1/15/28 (d)	17,645	17,326
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)	7,820	7,151
CGG SA 8.75% 4/1/27 (d)	11,985	10,982
Cheniere Energy Partners LP:
3.25% 1/31/32	9,110	7,948
4% 3/1/31	31,040	28,842
Cheniere Energy, Inc. 4.625% 10/15/28	22,300	21,712
Chesapeake Energy Corp.:
5.875% 2/1/29 (d)	5,840	5,870
6.75% 4/15/29 (d)	8,995	9,317
7% 10/1/24 (b)(e)	6,915	0
8% 1/15/25 (b)(e)	3,385	0
8% 6/15/27 (b)(e)	2,132	0
Citgo Holding, Inc. 9.25% 8/1/24 (d)	27,185	27,049
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)	8,760	8,410
7% 6/15/25 (d)	22,045	21,713
CNX Midstream Partners LP 4.75% 4/15/30 (d)	6,435	5,547
CNX Resources Corp. 6% 1/15/29 (d)	5,345	5,198
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)	8,645	7,889
Comstock Resources, Inc.:
5.875% 1/15/30 (d)	25,285	23,756
6.75% 3/1/29 (d)	20,060	19,859
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)	18,015	17,294
5.75% 4/1/25	4,790	4,718
6% 2/1/29 (d)	25,785	23,491
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)	5,055	4,695
CVR Energy, Inc.:
5.25% 2/15/25 (d)	16,990	16,259
5.75% 2/15/28 (d)	22,655	20,503
DCP Midstream Operating LP 5.85% 5/21/43 (d)(f)	18,335	15,855
Delek Logistics Partners LP 7.125% 6/1/28 (d)	17,655	16,110
DT Midstream, Inc.:
4.125% 6/15/29 (d)	9,070	8,397
4.375% 6/15/31 (d)	9,070	8,140
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)	21,251	21,284
Energy Transfer LP 5.5% 6/1/27	16,735	17,277
Exterran Energy Solutions LP 8.125% 5/1/25	11,280	10,771
Hess Midstream Partners LP:
4.25% 2/15/30 (d)	9,875	8,797
5.125% 6/15/28 (d)	11,235	10,958
5.5% 10/15/30 (d)	6,060	5,644
5.625% 2/15/26 (d)	15,535	15,477
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (d)	12,280	11,893
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28 (d)	7,615	7,021
6.375% 4/15/27 (d)	6,050	5,990
MEG Energy Corp. 7.125% 2/1/27 (d)	11,335	11,748
Mesquite Energy, Inc. 7.25% 2/15/23 (b)(d)(e)	21,977	0
Nabors Industries Ltd.:
7.25% 1/15/26 (d)	11,260	10,218
7.5% 1/15/28 (d)	9,715	8,451
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)	20,960	19,850
6.75% 9/15/25 (d)	6,896	6,732
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)	11,090	10,131
Nine Energy Service, Inc. 8.75% 11/1/23 (d)	6,245	3,934
NuStar Logistics LP 6% 6/1/26	12,025	11,821
Occidental Petroleum Corp.:
3.5% 8/15/29	14,690	13,809
5.875% 9/1/25	11,055	11,262
6.125% 1/1/31	23,465	25,147
6.2% 3/15/40	5,785	5,925
6.375% 9/1/28	18,145	19,446
6.45% 9/15/36	19,110	21,253
6.6% 3/15/46	11,465	12,669
6.625% 9/1/30	22,115	24,534
7.2% 3/15/29	3,964	4,192
7.5% 5/1/31	1,100	1,275
8.875% 7/15/30	12,405	14,855
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	27,530	24,983
7.25% 6/15/25	22,875	22,564
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	8,455	8,463
PDC Energy, Inc. 6.125% 9/15/24	1,777	1,768
SM Energy Co.:
5.625% 6/1/25	6,330	6,227
6.625% 1/15/27	21,320	21,240
6.75% 9/15/26	4,550	4,505
Southern Natural Gas Co. LLC:
7.35% 2/15/31	23,497	26,715
8% 3/1/32	12,475	14,871
Southwestern Energy Co.:
5.375% 3/15/30	12,145	11,950
5.95% 1/23/25 (f)	244	247
7.75% 10/1/27	12,945	13,500
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (d)	12,070	10,996
Summit Midstream Holdings LLC:
5.75% 4/15/25	5,390	4,231
8.5% (d)(h)	9,110	8,692
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	10,170	9,151
4.5% 4/30/30	12,185	10,686
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 9/1/31 (d)	9,110	8,208
7.5% 10/1/25 (d)	8,350	8,367
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31	10,360	9,739
Teine Energy Ltd. 6.875% 4/15/29 (d)	8,990	8,368
Tennessee Gas Pipeline Co. 7.625% 4/1/37	5,445	6,400
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)	7,585	6,999
4.125% 8/15/31 (d)	7,585	6,993
		981,109
Environmental - 0.6%
Covanta Holding Corp.:
4.875% 12/1/29 (d)	18,165	16,180
5% 9/1/30	11,060	9,657
Darling Ingredients, Inc. 6% 6/15/30 (d)	7,970	8,243
GFL Environmental, Inc.:
4% 8/1/28 (d)	9,105	8,214
4.75% 6/15/29 (d)	12,095	11,127
Madison IAQ LLC:
4.125% 6/30/28 (d)	11,390	10,080
5.875% 6/30/29 (d)	9,085	7,092
		70,593
Food & Drug Retail - 1.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)	36,160	31,664
4.625% 1/15/27 (d)	25,300	23,901
4.875% 2/15/30 (d)	44,700	40,901
BellRing Brands, Inc. 7% 3/15/30 (d)	14,740	14,261
Murphy Oil U.S.A., Inc.:
3.75% 2/15/31 (d)	5,300	4,836
4.75% 9/15/29	6,860	6,636
5.625% 5/1/27	6,030	5,939
Parkland Corp.:
4.5% 10/1/29 (d)	8,995	7,896
4.625% 5/1/30 (d)	12,175	10,894
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)	11,130	10,018
		156,946
Food/Beverage/Tobacco - 1.7%
C&S Group Enterprises LLC 5% 12/15/28 (d)	8,615	6,235
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (d)	6,285	5,666
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (d)	20,180	19,604
6.5% 4/15/29 (d)	4,668	4,746
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)	7,777	7,816
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (d)	12,150	11,323
4.375% 1/31/32 (d)	6,075	5,700
Performance Food Group, Inc.:
4.25% 8/1/29 (d)	8,495	7,549
5.5% 10/15/27 (d)	8,855	8,726
Pilgrim's Pride Corp. 4.25% 4/15/31 (d)	21,020	18,839
Post Holdings, Inc.:
4.5% 9/15/31 (d)	47,500	42,156
4.625% 4/15/30 (d)	15,630	14,016
5.5% 12/15/29 (d)	21,040	19,888
Simmons Foods, Inc. 4.625% 3/1/29 (d)	8,340	7,614
TreeHouse Foods, Inc. 4% 9/1/28	3,695	3,215
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)	6,360	4,783
U.S. Foods, Inc. 4.625% 6/1/30 (d)	7,520	6,890
United Natural Foods, Inc. 6.75% 10/15/28 (d)	7,750	7,798
		202,564
Gaming - 2.9%
Affinity Gaming LLC 6.875% 12/15/27 (d)	4,295	3,722
Boyd Gaming Corp. 4.75% 6/15/31 (d)	15,120	13,914
Caesars Entertainment, Inc.:
4.625% 10/15/29 (d)	18,245	15,468
6.25% 7/1/25 (d)	41,240	41,137
8.125% 7/1/27 (d)	54,990	54,990
Caesars Resort Collection LLC 5.75% 7/1/25 (d)	13,750	13,752
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (d)	6,040	5,904
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (d)	25,865	24,119
6.75% 1/15/30 (d)	24,400	19,947
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)	8,585	7,120
Melco Resorts Finance Ltd.:
5.25% 4/26/26 (d)	8,910	6,905
5.75% 7/21/28 (d)	5,530	3,915
MGM Resorts International 4.75% 10/15/28	11,125	10,083
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (d)	19,045	20,569
Premier Entertainment Sub LLC:
5.625% 9/1/29 (d)	35,005	28,267
5.875% 9/1/31 (d)	24,325	19,038
Station Casinos LLC 4.625% 12/1/31 (d)	9,135	7,973
Studio City Finance Ltd. 5% 1/15/29 (d)	5,700	2,824
VICI Properties LP / VICI Note Co.:
3.875% 2/15/29 (d)	11,195	10,221
4.25% 12/1/26 (d)	21,450	20,160
4.625% 12/1/29 (d)	12,240	11,659
		341,687
Healthcare - 5.0%
180 Medical, Inc. 3.875% 10/15/29 (d)	6,495	5,905
Avantor Funding, Inc. 3.875% 11/1/29 (d)	6,075	5,592
Cano Health, Inc. 6.25% 10/1/28 (d)	4,050	3,631
Catalent Pharma Solutions:
3.5% 4/1/30 (d)	6,070	5,430
5% 7/15/27 (d)	3,765	3,768
Centene Corp. 4.25% 12/15/27	11,560	11,358
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)	9,500	8,766
4% 3/15/31 (d)	12,085	11,057
4.25% 5/1/28 (d)	3,400	3,324
Community Health Systems, Inc.:
4.75% 2/15/31 (d)	21,790	17,541
5.25% 5/15/30 (d)	18,245	15,326
5.625% 3/15/27 (d)	7,180	6,381
6% 1/15/29 (d)	8,490	7,408
6.125% 4/1/30 (d)	24,105	12,887
8% 3/15/26 (d)	61,410	58,647
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)	4,180	3,177
4.625% 6/1/30 (d)	31,515	25,842
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)	6,075	5,384
HealthEquity, Inc. 4.5% 10/1/29 (d)	6,410	5,970
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (d)	12,050	11,952
IQVIA, Inc. 5% 5/15/27 (d)	12,070	12,089
Jazz Securities DAC 4.375% 1/15/29 (d)	12,305	11,848
Minerva Merger Sub, Inc. 6.5% 2/15/30 (d)	12,105	10,955
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)	7,010	6,414
Modivcare, Inc. 5.875% 11/15/25 (d)	8,105	7,907
Molina Healthcare, Inc.:
3.875% 11/15/30 (d)	10,465	9,668
3.875% 5/15/32 (d)	12,160	11,172
4.375% 6/15/28 (d)	7,525	7,243
Option Care Health, Inc. 4.375% 10/31/29 (d)	6,680	6,096
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)	21,010	19,865
5.125% 4/30/31 (d)	18,260	17,096
Owens & Minor, Inc. 4.5% 3/31/29 (d)	8,310	7,469
Radiology Partners, Inc. 9.25% 2/1/28 (d)	20,865	15,347
RP Escrow Issuer LLC 5.25% 12/15/25 (d)	10,405	9,356
Syneos Health, Inc. 3.625% 1/15/29 (d)	8,395	7,514
Tenet Healthcare Corp.:
4.25% 6/1/29 (d)	17,640	16,405
4.375% 1/15/30 (d)	43,755	40,645
4.625% 7/15/24	2,495	2,493
4.625% 9/1/24 (d)	12,045	11,914
4.875% 1/1/26 (d)	30,115	29,660
5.125% 11/1/27 (d)	18,070	17,799
6.125% 10/1/28 (d)	19,415	18,930
6.125% 6/15/30 (d)	18,125	18,308
6.25% 2/1/27 (d)	35,815	36,233
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27	6,085	5,834
5.125% 5/9/29	6,085	5,583
		593,189
Homebuilders/Real Estate - 2.2%
Arcosa, Inc. 4.375% 4/15/29 (d)	8,410	7,462
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (d)	8,940	6,788
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (d)	7,775	6,025
Century Communities, Inc. 3.875% 8/15/29 (d)	9,110	7,756
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)	10,555	10,445
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	11,190	9,634
4.625% 8/1/29	18,080	16,950
5% 10/15/27	38,043	36,601
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)	36,785	29,888
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (d)	12,170	9,707
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29 (d)	8,020	6,535
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (d)	10,725	9,832
5.625% 3/1/24 (d)	1,312	1,325
5.875% 6/15/27 (d)	9,260	9,457
TopBuild Corp. 3.625% 3/15/29 (d)	5,910	5,341
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24	16,130	16,239
TRI Pointe Homes, Inc. 5.7% 6/15/28	14,380	13,753
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)	31,410	27,645
6.5% 2/15/29 (d)	39,880	30,700
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)	5,045	4,150
		266,233
Hotels - 0.2%
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29 (d)	5,595	5,077
4% 5/1/31 (d)	8,395	7,536
4.875% 1/15/30	6,900	6,702
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	8,435	8,287
		27,602
Insurance - 1.0%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29 (d)	9,105	7,593
7% 11/15/25 (d)	34,880	33,485
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (d)	11,125	10,369
5.875% 11/1/29 (d)	9,115	7,942
6.75% 10/15/27 (d)	16,680	15,832
AmWINS Group, Inc. 4.875% 6/30/29 (d)	8,805	8,008
AssuredPartners, Inc.:
5.625% 1/15/29 (d)	6,550	5,830
7% 8/15/25 (d)	4,865	4,794
HUB International Ltd.:
5.625% 12/1/29 (d)	13,275	11,761
7% 5/1/26 (d)	11,770	11,623
MGIC Investment Corp. 5.25% 8/15/28	7,710	7,421
		124,658
Leisure - 1.5%
Boyne U.S.A., Inc. 4.75% 5/15/29 (d)	6,360	5,955
Carnival Corp.:
4% 8/1/28 (d)	24,090	21,019
7.625% 3/1/26 (d)	14,185	12,263
9.875% 8/1/27 (d)	16,600	17,201
10.5% 2/1/26 (d)	11,990	12,590
Merlin Entertainments PLC 5.75% 6/15/26 (d)	7,725	7,151
NCL Corp. Ltd.:
5.875% 3/15/26 (d)	12,585	10,264
5.875% 2/15/27 (d)	12,100	11,120
NCL Finance Ltd. 6.125% 3/15/28 (d)	5,265	4,070
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (d)	9,125	7,072
10.875% 6/1/23 (d)	13,720	14,028
11.5% 6/1/25 (d)	14,759	15,718
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (d)	12,145	10,888
Vail Resorts, Inc. 6.25% 5/15/25 (d)	6,250	6,390
Viking Cruises Ltd. 13% 5/15/25 (d)	9,250	9,796
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)	4,965	4,288
Voc Escrow Ltd. 5% 2/15/28 (d)	10,755	9,543
		179,356
Metals/Mining - 1.9%
Alcoa Nederland Holding BV:
4.125% 3/31/29 (d)	15,485	14,566
6.125% 5/15/28 (d)	3,565	3,607
Arconic Corp.:
6% 5/15/25 (d)	6,630	6,678
6.125% 2/15/28 (d)	16,695	16,685
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (d)	23,720	22,139
4.875% 3/1/31 (d)	11,440	10,629
5.875% 6/1/27	18,030	17,945
Eldorado Gold Corp. 6.25% 9/1/29 (d)	13,719	11,031
ERO Copper Corp. 6.5% 2/15/30 (d)	9,085	6,172
First Quantum Minerals Ltd.:
6.5% 3/1/24 (d)	10,955	10,887
6.875% 3/1/26 (d)	28,325	27,461
7.5% 4/1/25 (d)	20,585	20,364
FMG Resources Pty Ltd.:
4.375% 4/1/31 (d)	8,990	7,821
4.5% 9/15/27 (d)	9,015	8,316
5.125% 5/15/24 (d)	9,780	9,865
HudBay Minerals, Inc. 4.5% 4/1/26 (d)	7,020	5,807
Mineral Resources Ltd.:
8% 11/1/27 (d)	6,040	6,137
8.125% 5/1/27 (d)	18,015	17,881
8.5% 5/1/30 (d)	4,475	4,531
Murray Energy Corp.:
11.25% 12/31/49 (b)(d)(e)	8,915	0
12% 4/15/24 pay-in-kind (b)(d)(e)(f)	10,343	0
		228,522
Paper - 0.8%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (d)	5,915	5,491
4% 9/1/29 (d)	11,830	10,174
6% 6/15/27 (d)	6,045	6,219
Cascades, Inc.:
5.125% 1/15/26 (d)	5,600	5,220
5.375% 1/15/28 (d)	5,600	5,037
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (d)	7,185	7,255
8.75% 4/15/30 (d)	28,015	26,720
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)	11,230	11,135
Glatfelter Corp. 4.75% 11/15/29 (d)	9,105	6,203
Mercer International, Inc. 5.125% 2/1/29	15,060	14,100
		97,554
Publishing/Printing - 0.1%
Clear Channel International BV 6.625% 8/1/25 (d)	15,860	15,709
Railroad - 0.1%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)	9,095	8,026
Restaurants - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (d)	12,115	11,204
4% 10/15/30 (d)	39,005	33,934
4.375% 1/15/28 (d)	10,600	9,824
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (d)	5,565	4,883
Garden SpinCo Corp. 8.625% 7/20/30 (d)	5,205	5,465
Papa John's International, Inc. 3.875% 9/15/29 (d)	5,560	4,864
Yum! Brands, Inc. 4.625% 1/31/32	11,975	11,381
		81,555
Services - 2.9%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)	9,010	8,441
AECOM 5.125% 3/15/27	11,885	12,051
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (d)	17,735	13,634
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (d)	21,690	19,259
4.625% 6/1/28 (d)	14,365	12,533
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (d)	10,240	9,712
4% 7/1/29 (d)	5,920	5,647
CoreCivic, Inc. 8.25% 4/15/26	32,260	32,049
Fair Isaac Corp. 4% 6/15/28 (d)	2,910	2,714
Gartner, Inc.:
3.625% 6/15/29 (d)	8,610	7,863
3.75% 10/1/30 (d)	11,495	10,558
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)	8,765	8,173
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)	16,800	14,574
Hertz Corp.:
4.625% 12/1/26 (d)	5,180	4,610
5% 12/1/29 (d)	10,055	8,597
5.5% 10/15/24 (b)(d)(e)	10,890	14
6% 1/15/28 (b)(d)(e)	10,285	604
6.25% 10/15/22 (b)(e)	11,875	15
7.125% 8/1/26 (b)(d)(e)	10,285	591
IAA, Inc. 5.5% 6/15/27 (d)	4,680	4,677
Iron Mountain, Inc.:
4.5% 2/15/31 (d)	22,025	19,326
4.875% 9/15/29 (d)	24,110	22,127
KAR Auction Services, Inc. 5.125% 6/1/25 (d)	10,355	10,213
Service Corp. International 4% 5/15/31	12,070	11,105
Sotheby's 7.375% 10/15/27 (d)	4,960	4,773
Sotheby's/Bidfair Holdings, Inc. 5.875% 6/1/29 (d)	9,045	7,845
The Brink's Co. 4.625% 10/15/27 (d)	12,180	11,146
The GEO Group, Inc.:
5.125% 4/1/23	9,625	9,267
5.875% 10/15/24	14,053	13,071
6% 4/15/26	9,655	7,333
TriNet Group, Inc. 3.5% 3/1/29 (d)	8,865	7,768
Uber Technologies, Inc.:
4.5% 8/15/29 (d)	27,335	24,431
6.25% 1/15/28 (d)	9,175	9,024
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)	9,760	9,736
		343,481
Steel - 0.2%
Algoma Steel SCA 0% 12/31/23 (b)	1,982	0
Commercial Metals Co. 3.875% 2/15/31	6,135	5,090
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)	10,980	10,305
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)	4,375	3,966
		19,361
Super Retail - 0.8%
Asbury Automotive Group, Inc.:
4.5% 3/1/28	3,534	3,234
4.625% 11/15/29 (d)	10,005	8,831
4.75% 3/1/30	3,523	3,072
5% 2/15/32 (d)	10,800	9,432
Bath & Body Works, Inc.:
6.625% 10/1/30 (d)	5,555	5,301
6.75% 7/1/36	12,766	11,585
7.5% 6/15/29	8,335	8,265
Carvana Co. 4.875% 9/1/29 (d)	21,255	12,688
EG Global Finance PLC 8.5% 10/30/25 (d)	16,085	15,751
Lithia Motors, Inc. 3.875% 6/1/29 (d)	13,230	11,771
		89,930
Technology - 3.6%
Acuris Finance U.S. 5% 5/1/28 (d)	9,045	7,598
Black Knight InfoServ LLC 3.625% 9/1/28 (d)	11,390	10,536
Block, Inc. 3.5% 6/1/31	12,070	10,441
CA Magnum Holdings 5.375% (d)(h)	4,870	4,286
Camelot Finance SA 4.5% 11/1/26 (d)	10,590	10,084
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (d)	9,005	9,153
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (d)	10,695	9,732
4.875% 7/1/29 (d)	10,115	8,952
Crowdstrike Holdings, Inc. 3% 2/15/29	8,870	8,102
Elastic NV 4.125% 7/15/29 (d)	17,090	15,216
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (d)	11,810	10,514
5.25% 12/1/27 (d)	9,345	9,115
II-VI, Inc. 5% 12/15/29 (d)	9,495	9,044
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)	12,040	9,873
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (d)	9,100	8,205
MicroStrategy, Inc. 6.125% 6/15/28 (d)	23,020	19,970
NCR Corp.:
5% 10/1/28 (d)	5,530	5,260
5.125% 4/15/29 (d)	8,870	8,516
5.25% 10/1/30 (d)	5,530	5,336
5.75% 9/1/27 (d)	9,035	8,837
6.125% 9/1/29 (d)	9,035	8,796
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)	5,930	5,293
NortonLifeLock, Inc. 5% 4/15/25 (d)	10,050	10,010
onsemi 3.875% 9/1/28 (d)	11,065	10,244
Open Text Corp.:
3.875% 2/15/28 (d)	5,690	5,235
3.875% 12/1/29 (d)	6,700	6,031
Open Text Holdings, Inc.:
4.125% 2/15/30 (d)	5,690	5,259
4.125% 12/1/31 (d)	5,485	4,882
Pitney Bowes, Inc.:
6.875% 3/15/27 (d)	5,980	4,817
7.25% 3/15/29 (d)	5,980	4,695
PTC, Inc.:
3.625% 2/15/25 (d)	6,650	6,483
4% 2/15/28 (d)	6,575	6,236
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)	6,425	4,722
Roblox Corp. 3.875% 5/1/30 (d)	9,120	7,988
Sensata Technologies BV 4% 4/15/29 (d)	11,970	10,893
Synaptics, Inc. 4% 6/15/29 (d)	7,015	6,122
TTM Technologies, Inc. 4% 3/1/29 (d)	8,870	7,837
Twilio, Inc.:
3.625% 3/15/29	9,995	8,804
3.875% 3/15/31	10,460	9,266
Uber Technologies, Inc.:
7.5% 9/15/27 (d)	35,255	35,696
8% 11/1/26 (d)	51,060	51,984
Unisys Corp. 6.875% 11/1/27 (d)	6,095	5,745
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (d)	19,400	16,376
		432,184
Telecommunications - 6.1%
Altice Financing SA:
5% 1/15/28 (d)	11,280	9,935
5.75% 8/15/29 (d)	24,290	21,254
Altice France SA:
5.125% 7/15/29 (d)	79,325	67,890
5.5% 1/15/28 (d)	24,740	21,751
5.5% 10/15/29 (d)	106,150	91,638
8.125% 2/1/27 (d)	7,635	7,539
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)	42,100	37,496
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)	5,500	4,888
5.625% 9/15/28 (d)	4,350	3,513
Cogent Communications Group, Inc. 7% 6/15/27 (d)	6,050	6,073
Frontier Communications Holdings LLC:
5% 5/1/28 (d)	19,575	18,395
5.875% 10/15/27 (d)	10,375	10,221
6% 1/15/30 (d)	12,185	10,236
6.75% 5/1/29 (d)	12,535	11,156
8.75% 5/15/30 (d)	6,045	6,419
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)	25,303	23,393
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (d)	14,860	13,038
6.75% 10/15/27 (d)	10,157	9,860
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)	24,590	20,551
3.75% 7/15/29 (d)	24,670	20,414
Millicom International Cellular SA 4.5% 4/27/31 (d)	1,725	1,416
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75% 4/30/27 (d)	6,070	5,272
6% 2/15/28 (d)	4,490	3,448
Qwest Corp. 7.25% 9/15/25	1,480	1,550
Sable International Finance Ltd. 5.75% 9/7/27 (d)	18,690	16,494
SBA Communications Corp.:
3.125% 2/1/29	13,305	11,642
3.875% 2/15/27	17,015	16,213
Sprint Capital Corp.:
6.875% 11/15/28	70,044	78,624
8.75% 3/15/32	21,176	27,423
Sprint Corp. 7.625% 3/1/26	10,895	11,877
T-Mobile U.S.A., Inc. 3.5% 4/15/31	4,490	4,152
Uniti Group, Inc.:
6% 1/15/30 (d)	15,190	10,847
7.875% 2/15/25 (d)	17,650	17,760
Virgin Media Finance PLC 5% 7/15/30 (d)	21,860	18,519
VMED O2 UK Financing I PLC 4.75% 7/15/31 (d)	21,200	19,186
Windstream Escrow LLC 7.75% 8/15/28 (d)	61,245	54,839
Zayo Group Holdings, Inc. 4% 3/1/27 (d)	17,180	15,037
		729,959
Textiles/Apparel - 0.3%
Crocs, Inc.:
4.125% 8/15/31 (d)	6,075	4,710
4.25% 3/15/29 (d)	8,675	7,115
Foot Locker, Inc. 4% 10/1/29 (d)	6,070	4,719
Kontoor Brands, Inc. 4.125% 11/15/29 (d)	5,320	4,486
Victoria's Secret & Co. 4.625% 7/15/29 (d)	22,560	18,675
		39,705
Transportation Ex Air/Rail - 0.1%
Seaspan Corp. 5.5% 8/1/29 (d)	9,095	7,117
Utilities - 2.6%
Clearway Energy Operating LLC:
3.75% 2/15/31 (d)	13,295	11,641
3.75% 1/15/32 (d)	6,075	5,175
4.75% 3/15/28 (d)	6,920	6,695
NRG Energy, Inc.:
3.375% 2/15/29 (d)	5,145	4,438
3.625% 2/15/31 (d)	10,215	8,556
3.875% 2/15/32 (d)	15,190	12,983
5.75% 1/15/28	9,410	9,068
6.625% 1/15/27	8,283	8,407
Pacific Gas & Electric Co.:
3.45% 7/1/25	2,868	2,744
3.75% 7/1/28	2,868	2,587
3.75% 8/15/42	10,400	7,331
3.95% 12/1/47	53,930	38,796
4% 12/1/46	24,380	17,449
4.25% 3/15/46	2,400	1,786
4.3% 3/15/45	5,995	4,482
4.55% 7/1/30	44,763	41,269
PG&E Corp.:
5% 7/1/28	22,000	20,085
5.25% 7/1/30	8,330	7,476
Pike Corp. 5.5% 9/1/28 (d)	28,165	24,136
Vistra Operations Co. LLC:
4.375% 5/1/29 (d)	23,230	21,596
5% 7/31/27 (d)	22,585	22,236
5.5% 9/1/26 (d)	3,485	3,527
5.625% 2/15/27 (d)	28,195	28,286
		310,749
TOTAL NONCONVERTIBLE BONDS		7,904,831
TOTAL CORPORATE BONDS (Cost $8,591,290)		7,938,943

Common Stocks - 10.8%
	Shares	Value ($) (000s)
Automotive & Auto Parts - 0.0%
Exide Technologies (b)(i)	385	250
Exide Technologies (b)(i)	9,824	10
Exide Technologies (b)(i)	580,031	0
UC Holdings, Inc. (b)(i)	677,217	3,373
TOTAL AUTOMOTIVE & AUTO PARTS		3,633
Banks & Thrifts - 0.0%
Algoma Steel Group, Inc.	425,798	3,917
Broadcasting - 0.4%
iHeartMedia, Inc. (i)	104	1
Nexstar Broadcasting Group, Inc. Class A	251,070	47,294
TOTAL BROADCASTING		47,295
Building Materials - 0.2%
Builders FirstSource, Inc. (i)	156,700	10,656
Carrier Global Corp.	319,800	12,961
TOTAL BUILDING MATERIALS		23,617
Cable/Satellite TV - 0.1%
Altice U.S.A., Inc. Class A (i)	700,300	7,360
Chemicals - 0.7%
CF Industries Holdings, Inc.	398,902	38,091
The Chemours Co. LLC	1,144,240	40,724
TOTAL CHEMICALS		78,815
Consumer Products - 0.4%
Reddy Ice Holdings, Inc. (b)(i)	199,717	11
Tapestry, Inc.	344,400	11,582
Tempur Sealy International, Inc.	1,073,218	29,492
Ulta Beauty, Inc. (i)	31,100	12,095
TOTAL CONSUMER PRODUCTS		53,180
Containers - 0.4%
Berry Global Group, Inc. (i)	342,000	19,716
WestRock Co.	660,100	27,962
TOTAL CONTAINERS		47,678
Diversified Financial Services - 0.2%
Axis Energy Services, LLC Class A (b)(i)	11,616	4
OneMain Holdings, Inc.	777,400	28,919
PJT Partners, Inc.	5,092	364
TOTAL DIVERSIFIED FINANCIAL SERVICES		29,287
Energy - 2.5%
Antero Resources Corp. (i)	306,925	12,167
Array Technologies, Inc. (i)	208,059	3,506
California Resources Corp.	2,928,138	131,356
California Resources Corp. warrants 10/27/24 (i)	57,076	833
Chaparral Energy, Inc.:
Series A warrants 10/1/24 (b)(i)	392	1
Series B warrants 10/1/25 (b)(i)	392	1
Cheniere Energy, Inc.	349,900	52,338
Chesapeake Energy Corp. (j)	423,272	39,860
Chesapeake Energy Corp. (c)(i)	22,818	2,149
Civitas Resources, Inc.	60,298	3,555
Diamond Offshore Drilling, Inc. (i)(j)	118,485	800
EP Energy Corp. (b)(i)	841,775	7,980
Forbes Energy Services Ltd. (b)(i)	193,218	0
Jonah Energy Parent LLC (b)(i)	304,505	13,855
Mesquite Energy, Inc. (b)(i)	317,026	18,587
PureWest Energy (b)	17,812	214
PureWest Energy rights (b)(i)	10,734	0
Superior Energy Services, Inc. Class A (b)(i)	110,370	2,826
Unit Corp. (i)(j)	37,978	2,193
TOTAL ENERGY		292,221
Entertainment/Film - 0.0%
New Cotai LLC/New Cotai Capital Corp. (b)(c)(i)	3,366,626	0
Environmental - 0.2%
Darling Ingredients, Inc. (i)	342,916	23,757
Food & Drug Retail - 0.2%
Southeastern Grocers, Inc. (b)(c)(i)	793,345	19,358
Food/Beverage/Tobacco - 0.2%
JBS SA	4,652,100	28,718
Gaming - 0.7%
Boyd Gaming Corp.	453,873	25,194
Caesars Entertainment, Inc. (i)	1,335,236	61,007
Studio City International Holdings Ltd.:
ADR (d)	631,958	1,258
(NYSE) ADR (i)	695,700	1,384
TOTAL GAMING		88,843
Healthcare - 0.7%
Charles River Laboratories International, Inc. (i)	88,400	22,148
Encompass Health Corp.	34	2
Enhabit Home Health & Hospice (i)	17	0
IQVIA Holdings, Inc. (i)	151,200	36,329
UnitedHealth Group, Inc.	50,000	27,117
TOTAL HEALTHCARE		85,596
Metals/Mining - 0.2%
Elah Holdings, Inc. (i)	906	60
First Quantum Minerals Ltd.	948,100	17,325
TOTAL METALS/MINING		17,385
Services - 0.3%
ASGN, Inc. (i)	306,000	31,751
Penhall Acquisition Co.:
Class A (b)(i)	26,163	3,615
Class B (b)(i)	8,721	1,205
TOTAL SERVICES		36,571
Steel - 0.0%
Algoma Steel SCA (b)(i)	198,162	0
Super Retail - 0.3%
Arena Brands Holding Corp. Class B (b)(c)(i)	659,302	1,790
Lowe's Companies, Inc.	94,600	18,119
Williams-Sonoma, Inc.	76,303	11,020
TOTAL SUPER RETAIL		30,929
Technology - 2.7%
CDW Corp.	131,500	23,871
Global Payments, Inc.	309,624	37,873
KLA Corp.	35,100	13,462
Lam Research Corp.	26,300	13,163
Marvell Technology, Inc.	551,400	30,702
Microchip Technology, Inc.	502,600	34,609
Microsoft Corp.	100,400	28,186
NVIDIA Corp.	107,800	19,580
NXP Semiconductors NV	100,000	18,388
onsemi (i)	748,538	49,987
Salesforce.com, Inc. (i)	136,000	25,027
SS&C Technologies Holdings, Inc.	426,282	25,223
TOTAL TECHNOLOGY		320,071
Telecommunications - 0.0%
GTT Communications, Inc. rights (b)(i)	472,864	473
Textiles/Apparel - 0.0%
Victoria's Secret & Co. (i)	99,633	3,682
Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA:
Class A1 (b)(c)(i)	598,287	1
Class A2 (b)(c)(i)	598,287	1
Class A3 (b)(c)(i)	598,287	1
Class A4 (b)(c)(i)	598,287	1
Class A5 (b)(c)(i)	598,287	1
Class A6 (b)(c)(i)	598,287	1
Class A7 (b)(c)(i)	598,287	1
Class A8 (b)(c)(i)	598,287	1
Class A9 (b)(c)(i)	598,287	1
TOTAL TRANSPORTATION EX AIR/RAIL		9
Utilities - 0.4%
NRG Energy, Inc.	653,300	24,662
PG&E Corp. (i)	2,097,796	22,782
Portland General Electric Co.	14,817	761
TOTAL UTILITIES		48,205
TOTAL COMMON STOCKS (Cost $882,908)		1,290,600

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($) (000s)
Automotive & Auto Parts - 0.0%
Exide Technologies (b)(i)	858	799
Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA (b)(c)(i)	287,159,690	97
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $11,049)		896

Bank Loan Obligations - 4.9%
	Principal Amount (a) (000s)	Value ($) (000s)
Air Transportation - 0.3%
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 8/11/28 (f)(g)(k)	9,105	8,751
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8723% 4/8/26 (f)(g)(k)	2,571	2,426
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8723% 4/4/26 (f)(g)(k)	1,382	1,304
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.4599% 10/20/27 (f)(g)(k)	3,490	3,522
United Airlines, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.533% 4/21/28 (f)(g)(k)	26,169	25,142
TOTAL AIR TRANSPORTATION		41,145
Automotive & Auto Parts - 0.2%
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 7.750% 12.5% 12/16/25 (f)(g)(k)	878	804
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.6223% 12/17/28 (f)(g)(k)	2,298	2,097
Wand NewCo 3, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.6661% 2/5/26 (f)(g)(k)	17,940	17,178
TOTAL AUTOMOTIVE & AUTO PARTS		20,079
Banks & Thrifts - 0.1%
Citadel Securities LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.9414% 2/27/28 (f)(g)(k)	9,722	9,525
Broadcasting - 0.1%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 9.786% 5/25/26 (f)(g)(k)	6,796	6,439
Nexstar Broadcasting, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 4.8723% 9/19/26 (f)(g)(k)	2,493	2,463
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 6.2543% 6/10/29 (f)(g)(k)	755	728
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.6223% 1/31/29 (f)(g)(k)	7,481	7,149
TOTAL BROADCASTING		16,779
Building Materials - 0.4%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.9703% 5/17/28 (f)(g)(k)	23,770	16,862
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 4.8417% 2/25/29 (f)(g)(k)	22,755	20,241
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1934% 6/4/28 (f)(g)(k)	6,440	6,126
TOTAL BUILDING MATERIALS		43,229
Chemicals - 0.1%
Avient Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7/27/29 (f)(g)(k)(l)	785	765
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0625% 11/9/28 (f)(g)(k)	3,686	3,483
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0625% 9/22/28 (f)(g)(k)	2,771	2,657
TOTAL CHEMICALS		6,905
Consumer Products - 0.2%
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1223% 12/22/26 (f)(g)(k)	20,101	18,769
Michaels Companies, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.5004% 4/15/28 (f)(g)(k)	5,504	4,599
TOTAL CONSUMER PRODUCTS		23,368
Containers - 0.0%
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.5544% 2/9/26 (f)(g)(k)	1,486	1,308
Energy - 0.0%
Citgo Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 7.000% 9.3723% 8/1/23 (f)(g)(k)	1,356	1,340
Forbes Energy Services LLC Tranche B, term loan 0% 12/31/49 (b)(e)(f)(k)	1,810	0
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(e)(f)(g)(k)	5,861	0
term loan 3 month U.S. LIBOR + 0.000% 0% (b)(e)(f)(g)(k)	2,528	0
TOTAL ENERGY		1,340
Environmental - 0.0%
Covanta Holding Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.1661% 11/30/28 (f)(g)(k)	2,209	2,156
Tranche C 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.1661% 11/30/28 (f)(g)(k)	166	162
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.5244% 6/21/28 (f)(g)(k)	3,000	2,848
TOTAL ENVIRONMENTAL		5,166
Food/Beverage/Tobacco - 0.0%
Bengal Debt Merger Sub LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.250% 5.4051% 1/24/29 (f)(g)(k)	2,285	2,178
Gaming - 0.1%
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 6.327% 1/27/29 (f)(g)(k)	3,855	3,669
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 5.0439% 4/7/29 (f)(g)(k)	2,385	2,328
TOTAL GAMING		5,997
Healthcare - 0.4%
Gainwell Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.2504% 10/1/27 (f)(g)(k)	17,631	17,073
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8723% 5/5/28 (f)(g)(k)	6,925	6,755
Organon & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.625% 6/2/28 (f)(g)(k)	16,341	16,034
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.9161% 11/15/28 (f)(g)(k)	7,177	6,977
PRA Health Sciences, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.5625% 7/3/28 (f)(g)(k)	1,972	1,934
TOTAL HEALTHCARE		48,773
Hotels - 0.1%
Carnival Finance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.1269% 10/18/28 (f)(g)(k)	8,015	7,424
Insurance - 0.2%
Acrisure LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.6223% 2/15/27 (f)(g)(k)	1,438	1,387
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.656% 11/12/27 (f)(g)(k)	13,419	12,938
HUB International Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.9812% 4/25/25 (f)(g)(k)	5,692	5,560
TOTAL INSURANCE		19,885
Paper - 0.1%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 6.602% 4/13/29 (f)(g)(k)	9,060	8,686
Services - 0.8%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 8.427% 12/20/29 (f)(g)(k)	1,145	1,042
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 5.927% 12/21/28 (f)(g)(k)	5,430	5,226
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 7.4161% 12/10/29 (f)(g)(k)	15,190	13,367
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 12/10/28 (f)(g)(k)	43,531	41,124
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5004% 8/22/25 (f)(g)(k)	6,055	5,888
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 6.875% 12/10/26 (b)(f)(g)(k)	7,482	7,276
Sotheby's Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 7.012% 1/15/27 (f)(g)(k)	10,947	10,563
Spin Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 5.6107% 3/4/28 (f)(g)(k)	18,059	16,632
TOTAL SERVICES		101,118
Technology - 1.3%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 6.2044% 2/16/28 (f)(g)(k)	1,131	1,099
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 5.6534% 2/15/29 (f)(g)(k)	28,423	27,037
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (f)(g)(k)(m)	4,817	4,583
Boxer Parent Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1223% 10/2/25 (f)(g)(k)	31,794	30,552
Camelot Finance SA Tranche B, term loan 1 month U.S. LIBOR + 3.000% 5.3723% 10/31/26 (f)(g)(k)	1,121	1,092
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1223% 3/31/28 (f)(g)(k)	2,010	1,921
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.5004% 8/19/28 (f)(g)(k)	11,516	11,142
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.5625% 7/3/28 (f)(g)(k)	7,915	7,762
onsemi Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 4.3723% 9/19/26 (f)(g)(k)	5,237	5,214
Peraton Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1223% 2/1/28 (f)(g)(k)	13,773	13,369
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 5.6661% 6/2/28 (f)(g)(k)	6,724	6,376
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.8249% 8/31/28 (f)(g)(k)	6,572	6,302
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.6661% 4/22/28 (f)(g)(k)	5,985	5,749
STG-Fairway Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.1223% 1/31/27 (f)(g)(k)	3,110	3,017
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 5.5351% 5/3/26 (f)(g)(k)	28,253	27,348
2LN, term loan 1 month U.S. LIBOR + 5.250% 7.5351% 5/3/27 (f)(g)(k)	4,000	3,821
VS Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.6661% 2/28/27 (f)(g)(k)	2,302	2,242
TOTAL TECHNOLOGY		158,626
Telecommunications - 0.3%
Connect U.S. Finco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.88% 12/12/26 (f)(g)(k)	8,846	8,501
Frontier Communications Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0625% 5/1/28 (f)(g)(k)	5,110	4,864
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 8.5% 5/31/25 (f)(g)(k)	12,942	10,023
Securus Technologies Holdings Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.7504% 11/1/24 (f)(g)(k)	6,953	6,412
Zayo Group Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.3723% 3/9/27 (f)(g)(k)	7,821	7,210
TOTAL TELECOMMUNICATIONS		37,010
Utilities - 0.2%
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.375% 6/23/25 (f)(g)(k)	26,955	25,986
TOTAL BANK LOAN OBLIGATIONS (Cost $624,030)		584,527

Preferred Securities - 7.9%
	Principal Amount (a) (000s)	Value ($) (000s)
Banks & Thrifts - 6.7%
Ally Financial, Inc. 4.7% (f)(h)	7,055	5,566
Bank of America Corp.:
5.125% (f)(h)	36,030	34,906
5.2% (f)(h)	61,440	58,873
5.875% (f)(h)	102,630	97,114
6.25% (f)(h)	28,555	28,760
Citigroup, Inc.:
4.7% (f)(h)	15,285	13,374
5% (f)(h)	60,300	55,830
5.9% (f)(h)	27,015	26,823
5.95% (f)(h)	51,015	50,741
6.3% (f)(h)	5,610	5,420
Goldman Sachs Group, Inc.:
4.4% (f)(h)	8,035	7,260
4.95% (f)(h)	13,335	12,748
5% (f)(h)	70,565	63,953
Huntington Bancshares, Inc. 5.7% (f)(h)	12,990	11,779
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 5.5971% (f)(g)(h)	43,545	43,201
4% (f)(h)	34,340	30,128
4.6% (f)(h)	23,365	20,701
5% (f)(h)	30,845	28,654
6% (f)(h)	69,385	67,427
6.125% (f)(h)	17,585	17,420
6.75% (f)(h)	8,330	8,559
Wells Fargo & Co.:
5.875% (f)(h)	50,420	50,860
5.9% (f)(h)	63,075	59,876
TOTAL BANKS & THRIFTS		799,973
Diversified Financial Services - 0.0%
OEC Finance Ltd. 7.5% pay-in-kind (d)(h)	34	1
Energy - 1.2%
DCP Midstream Partners LP 7.375% (f)(h)	15,260	13,850
Energy Transfer LP:
6.25% (f)(h)	81,527	63,967
6.625% (f)(h)	30,505	23,191
7.125% (f)(h)	9,130	8,217
MPLX LP 6.875% (f)(h)	30,450	29,201
Summit Midstream Partners LP 9.5% (f)(h)	2,912	2,100
TOTAL ENERGY		140,526
TOTAL PREFERRED SECURITIES (Cost $1,008,469)		940,500

Other - 1.1%
	Shares	Value ($) (000s)
Other - 1.1%
Fidelity Direct Lending Fund, LP (c)(n) (Cost $132,534)	13,255,148	131,491

Money Market Funds - 7.8%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 2.01% (o)	896,006,151	896,185
Fidelity Securities Lending Cash Central Fund 2.01% (o)(p)	33,043,243	33,047
TOTAL MONEY MARKET FUNDS (Cost $929,186)		929,232

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $12,179,466)	11,816,189
NET OTHER ASSETS (LIABILITIES) - 1.0%	121,012
NET ASSETS - 100.0%	11,937,201

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $186,961,000 or 1.6% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,850,785,000 or 49.0% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security is perpetual in nature with no stated maturity date.
(i)	Non-income producing
(j)	Security or a portion of the security is on loan at period end.
(k)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(l)	The coupon rate will be determined upon settlement of the loan after period end.
(m)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $4,817,000 and $4,583,000, respectively.

(n)	Affiliated Fund
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	21,592
Chesapeake Energy Corp.	2/10/21	216
Fidelity Direct Lending Fund, LP	12/09/21 - 7/29/22	132,533
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	2,496
Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	4,307
New Cotai LLC/New Cotai Capital Corp.	9/11/20	16,677
Southeastern Grocers, Inc.	6/01/18	5,580
Tricer Holdco SCA	10/16/09 - 12/30/17	10,248
Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	1,653
Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	1,653
Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	1,653
Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	1,653
Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	1,653
Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	1,653
Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	1,653
Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	1,653
Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	1,655

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	1,558,265	487,631	1,149,711	3,247	-	-	896,185	1.7%
Fidelity Securities Lending Cash Central Fund 2.01%	36,678	62,631	66,262	9	-	-	33,047	0.1%
Total	1,594,943	550,262	1,215,973	3,256	-	-	929,232

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Direct Lending Fund, LP	105,967	26,667	-	2,395	-	(1,143)	131,491
	105,967	26,667	-	2,395	-	(1,143)	131,491

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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